Shareholders’ Equity (Details Narrative) - USD ($)																						11 Months Ended
	Jun. 20, 2025	Jun. 17, 2025	May 22, 2025	May 16, 2025	Apr. 11, 2025	Apr. 03, 2025	Feb. 11, 2025	Dec. 31, 2024	Nov. 05, 2024	Jun. 06, 2024	May 29, 2024	May 28, 2024	May 02, 2024	Apr. 25, 2024	Apr. 24, 2024	Apr. 15, 2024	Oct. 16, 2023	Sep. 12, 2023	Jan. 28, 2022	Jun. 30, 2021	Feb. 06, 2021	Dec. 31, 2021	Jun. 30, 2025	Aug. 14, 2024	Jul. 16, 2024
Subsidiary, Sale of Stock [Line Items]
Number of stock issued during period																						228,000,001
Common stock, par value		$ 0.0001						$ 0.0001														$ 0.0001	$ 0.0001
Gross proceeds from issuance of common stock																						$ 22,800
Sale of stock number of shares issued		953,988		807,000
Gross proceeds from issuance of private placement		$ 870,655
AngkasaXInnovation Sdn Bhd [Member]
Subsidiary, Sale of Stock [Line Items]
Convertible preference share description																			through its subsidiary – AngkasaX Innovation Sdn Bhd had issued several tranches of preference share amounting to USD243,793 for 562,650 units at $0.4333 per share, USD438,302 for 919,558 at $0.4766 per share, USD288,852 for 636,300 at $0.4540 per share and USD2,145 for 4,650 units at $0.4613 per share respectively
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock number of shares issued																				1,000,000	1,000,000
Sale of stock price per share																				$ 0.25	$ 0.25
Sale of stock, description																				each such unit consisting of 1 share of Ordinary Share
Gross proceeds from issuance of private placement																				$ 250,000
Private Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock number of shares issued	111,111		111,111			111,111	111,111	10,000	106,382	50,000	10,000	25,000	200,000	10,000	99,992	21,505		54,443
Sale of stock price per share				$ 0.50		$ 1.00	$ 1.00	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 0.50	$ 1.00	$ 1.00	$ 1.00	$ 1.50	$ 1.00						$ 1.00	$ 1.00
Gross proceeds from issuance of private placement				$ 403,500	$ 111,111	$ 222,222	$ 111,111	$ 10,000	$ 106,382	$ 50,000	$ 10,000	$ 25,000	$ 100,000	$ 10,000	$ 99,992	$ 21,505	$ 50,000	$ 54,443
Private Offering One [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock number of shares issued									111,111								33,333
Gross proceeds from issuance of private placement									$ 111,111